Nature of Operations and Summary of Significant Accounting Policies - Schedule of Statement of Subsidiaries (Details) (10-K)		3 Months Ended	12 Months Ended
		Mar. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Saylor View Estates, LLC [Member]
Dates of Formation		Mar. 30, 2014	Mar. 30, 2014
Attributable Interest		51.00%	51.00%	51.00%
Harbor Excavation, LLC [Member]
Dates of Formation	[1]		Jul. 03, 2017
Attributable Interest	[1]		0.00%	0.00%
Harbor Materials, LLC [Member]
Dates of Formation	[2]	Jul. 05, 2018	Jul. 05, 2018
Attributable Interest	[2]		100.00%	100.00%
Belfair Apartments, LLC [Member]
Dates of Formation		Dec. 03, 2019	Dec. 03, 2019
Attributable Interest		100.00%	100.00%	100.00%

[1]	Harbor Excavation, LLC was voluntarily dissolved with the State of Washington as of June 14, 2019.
[2]	Harbor Materials, LLC was voluntarily dissolved with the State of Washington as of January 29, 2021.